SCHEDULE OF NOTES PAYABLE CONVERTIBLE DEBT (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Nov. 30, 2020
Due To Former Director - Related Party
Debt instrument face amount	$ 125,000		$ 95,000	$ 19,600
Unamortized discounts	(52,596)
Note payable, net	$ 72,404